Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2015
Engineering laboratory equipment
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Computer software | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful life	1 year
Computer software | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Computer equipment
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Furniture and fixtures | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Furniture and fixtures | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Leasehold improvements
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful life	Lesser of lease term or life of asset